Loans and financing - Summary of Maturity of Loans and Financing (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	$ 2,377.3	$ 2,759.3
2026 [member]
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	49.4
2027 [member]
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	941.3
2028 [member]
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	537.0
Thereafter [member]
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	$ 849.6